                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07245

Morgan Stanley Balanced Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
   (Address of principal executive offices)   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2005

Date of reporting period: July 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Balanced Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended July 31, 2004

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JULY 31, 2004

                                                                    LEHMAN
                                                                  BROTHERS
                                                  RUSSELL             U.S.         LIPPER
                                                     1000      GOVERNMENT/       BALANCED
                                                    VALUE           CREDIT          FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)         INDEX(2)       INDEX(3)
  -0.30%      -0.61%      -0.69%      -0.11%       0.70%            -0.04%         -1.15%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

After having expanded appreciably in 2003, the U.S. economy slowed considerably in the six-month period ended July 31, 2004. The domestic equity market suffered from the more mixed economic news that marked the period as investors lost confidence in the momentum of economic recovery and faced mounting uncertainties related to the market. While concern that the Federal Reserve would soon move to raise interest rates was a major factor hindering equities, investors were also affected by anxieties over rising oil prices and geopolitical difficulties such as the threat of terrorism.

Value stocks generally outperformed growth securities for the six months, as small and mid-cap companies outpaced their larger counterparts. The energy sector was the strongest-performing over the period as oil prices continued to rise. Technology stocks suffered greatly as the market continued to slow, and the technology sector was the period's worst-performing as the market's expectations for increased spending in information technology were not realized. The bond market was hampered over the period by rising interest rates, which in turn raised yields and lowered bond prices.

PERFORMANCE ANALYSIS

Morgan Stanley Balanced Growth Fund underperformed the Russell 1000 Value Index and the Lehman Brothers U.S. Government/Credit Index, while outperforming the Lipper Balanced Funds Index for the six months ended July 31, 2004. The Fund's overall performance was hampered primarily by stock selection within the health care, industrials and financial services sectors. The stock selection in health care led to the Fund's having an overweighted position in pharmaceuticals relative to the Russell 1000 Value Index, which proved detrimental, as these stocks generally suffered over this six-month period from an unfavorable environment.

One of the Fund's largest holdings, Bristol-Myers, also became the period's worst performer; while the pharmaceutical company had made efforts to resolve problems with its financial statements, lingering fears among investors about the prospects of drug reimportation and the expectation of continuing competition from generic brands greatly hurt the security. Similarly, several names within the industrials sector also hurt the Fund. Equifax, a credit-reporting company, experienced losses as the jobless data failed to improve significantly during the period and rising interest rates contributed to lower numbers of mortgage and loan applications. Union Pacific was hurt by rising oil prices as well as by complications surrounding the organization of its distribution network and scheduling. While we maintained an underweighted position in the financial services sector relative to the Russell 1000 Value Index, stock selection within that sector also hurt performance as the brokerage companies Merrill Lynch and Lehman Brothers underperformed.

Within other sectors, stock selection contributed positively to performance. The Fund maintained an overweighted position relative to the Russell 1000 Value Index in the consumer discretionary sector and benefited greatly from gains made by hotel and leisure stocks, as both recreational and business travel picked up and aided the hotel industry. Two of the top-performing securities included Starwood Hotels & Resorts, which owns both the Sheraton and Westin Hotels companies, and Hilton Hotels. Holdings in automakers and parts companies were also gainers within the consumer discretionary sector, with Honda Motor, for instance, performing strongly because of improvements in its product line and increasing market share. Although holdings within the technology sector provided negative returns, stock selection within technologies was beneficial relative to benchmark performance, as the Fund did not hold a number of underperforming securities, such as Sun Microsystems, Agilent Technology and Electronic Data Systems. Holdings in telecommunications services companies also had a positive impact on performance, as gains were made by Sprint when that company saw a return of growth in wireless services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 60% OF ITS ASSETS IN DIVIDEND PAYING COMMON STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCKS AND AT LEAST 25% OF ITS ASSETS IN FIXED-INCOME SECURITIES. WITHIN THESE LIMITATIONS, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY PURCHASE OR SELL SECURITIES IN ANY PROPORTION IT BELIEVES DESIRABLE BASED ON ITS ASSESSMENT OF BUSINESS, ECONOMIC AND INVESTMENT CONDITIONS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS, AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT 1-800-SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A

   TOP 10 HOLDINGS
   U.S. Treasury Securities                            15.0%
   Federal Natl. Mtge. Assoc.                           4.1%
   Bristol Myers Squibb                                 2.3%
   BP PLC -- ADR                                        2.2%
   JP Morgan Chase & Co.                                2.1%
   Time Warner Inc.                                     2.0%
   Schlumberger LTD                                     1.9%
   Bayer AG -- ADR                                      1.6%
   Chubb Corp.                                          1.6%
   Honda Motor Co., Ltd. (ADR) (Japan)                  1.5%

   PORTFOLIO COMPOSITION*
   Common Stocks                                       63.9%
   US Government Agencies & Obligations                16.7%
   Corporate Bonds                                      9.0%
   Short-Term                                           6.7%
   Mortgage-Backed                                      3.0%
   Asset-Backed                                         0.6%
   Foreign Government Bonds                             0.1%

Data as of July 31, 2004. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

* The Fund has outstanding short futures contracts with an underlying face amount of $14,682,469 with unrealized depreciation of $531,700 and outstanding long futures contracts with an underlying face amount of $1,055,625 with unrealized depreciation of $1,264.

DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 847-2424.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES; AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JULY 31 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEBSITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JULY 31, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 07/28/97)         (since 03/28/95)          (since 07/28/97)
   SYMBOL                              BGRAX                     BGRBX                    BGRCX                    BGRDX
   1 YEAR                              11.04%(4)                 10.21%(4)                10.19%(4)                11.30%(4)
                                        5.21(5)                   5.21(5)                  9.19(5)                    --
   5 YEARS                              2.18(4)                   1.41(4)                  1.40(4)                  2.44(4)
                                        1.08(5)                   1.08(5)                  1.40(5)                    --
   SINCE INCEPTION                      4.96(4)                   4.16(4)                  8.36(4)                  5.20(4)
                                        4.15(5)                   4.16(5)                  8.36(5)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Balanced Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Balanced Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 fund represented in this Index.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/04 - 07/31/04.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             02/01/04 -
                                                                     02/01/04            07/31/04             07/31/04
                                                                   -------------       -------------       ---------------
CLASS A
Actual......................................................         $1,000.00           $  996.96              $5.61
Hypothetical (5% return before expenses)....................         $1,000.00           $1,019.24              $5.67
CLASS B
Actual......................................................         $1,000.00           $  993.87              $9.32
Hypothetical (5% return before expenses)....................         $1,000.00           $1,015.51              $9.42
CLASS C
Actual......................................................         $1,000.00           $  993.10              $9.32
Hypothetical (5% return before expenses)....................         $1,000.00           $1,015.51              $9.42
CLASS D
Actual......................................................         $1,000.00           $  998.90              $4.37
Hypothetical (5% return before expenses)....................         $1,000.00           $1,020.49              $4.42

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.13%, 1.88%, 1.88% and 0.88% respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
            Common Stocks (64.7%)
            Advertising/Marketing Services (0.4%)
  67,980    Interpublic Group of Companies, Inc. (The)*..................................  $    869,464
                                                                                           ------------

            Aerospace & Defense (0.7%)
  26,060    Northrop Grumman Corp. ......................................................     1,370,756
                                                                                           ------------

            Auto Parts: O.E.M. (1.1%)
  27,940    Magna International Inc. (Class A) (Canada)..................................     2,249,170
                                                                                           ------------

            Broadcasting (1.1%)
  61,830    Clear Channel Communications, Inc. ..........................................     2,207,331
                                                                                           ------------

            Chemicals: Major Diversified (2.4%)
 119,170    Bayer AG (ADR) (Germany).....................................................     3,215,207
  36,530    Dow Chemical Co. (The).......................................................     1,457,182
                                                                                           ------------
                                                                                              4,672,389
                                                                                           ------------
            Computer Processing Hardware (0.6%)
  62,260    Hewlett-Packard Co. .........................................................     1,254,539
                                                                                           ------------

            Containers/Packaging (0.7%)
  21,160    Temple-Inland, Inc. .........................................................     1,444,170
                                                                                           ------------

            Data Processing Services (1.9%)
  30,750    Automatic Data Processing, Inc. .............................................     1,290,885
  35,950    First Data Corp. ............................................................     1,603,729
  37,000    SunGard Data Systems Inc.*...................................................       862,470
                                                                                           ------------
                                                                                              3,757,084
                                                                                           ------------
            Discount Stores (0.9%)
  40,380    Target Corp. ................................................................     1,760,568
                                                                                           ------------

            Electric Utilities (2.8%)
  20,340    Consolidated Edison, Inc. ...................................................       833,330
  27,220    Edison International.........................................................       729,496
  25,150    Entergy Corp. ...............................................................     1,446,125

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
  41,240    Exelon Corp. ................................................................  $  1,439,276
  30,200    FirstEnergy Corp. ...........................................................     1,180,820
                                                                                           ------------
                                                                                              5,629,047
                                                                                           ------------
            Finance/Rental/Leasing (1.1%)
  32,900    Freddie Mac..................................................................     2,115,799
                                                                                           ------------

            Financial Conglomerates (3.9%)
  51,000    Citigroup, Inc. .............................................................     2,248,590
 109,394    J.P. Morgan Chase & Co. .....................................................     4,083,678
  31,930    Prudential Financial, Inc. ..................................................     1,486,661
                                                                                           ------------
                                                                                              7,818,929
                                                                                           ------------
            Financial Publishing/Services (0.9%)
  71,330    Equifax, Inc. ...............................................................     1,720,480
                                                                                           ------------

            Food: Major Diversified (2.0%)
  43,950    Kraft Foods Inc. (Class A)...................................................     1,342,672
  14,830    Nestle SA (ADR) (Registered Shares) (Switzerland)............................       950,603
  32,400    PepsiCo, Inc. ...............................................................     1,620,000
                                                                                           ------------
                                                                                              3,913,275
                                                                                           ------------
            Food: Specialty/Candy (0.8%)
  46,160    Cadbury Scweppes PLC (ADR) (United Kingdom)..................................     1,525,126
                                                                                           ------------

            Hotels/Resorts/Cruiselines (1.6%)
  39,440    Hilton Hotels Corp. .........................................................       703,215
  23,540    Marriott International, Inc. (Class A).......................................     1,148,752
  27,710    Starwood Hotels & Resorts Worldwide, Inc. ...................................     1,246,950
                                                                                           ------------
                                                                                              3,098,917
                                                                                           ------------
            Household/Personal Care (1.3%)
  40,630    Kimberly-Clark Corp. ........................................................     2,603,164
                                                                                           ------------

            Industrial Conglomerates (1.4%)
  51,600    General Electric Co. ........................................................     1,715,700
  14,340    Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)..................................       985,015
                                                                                           ------------
                                                                                              2,700,715
                                                                                           ------------
            Industrial Machinery (0.6%)
  21,940    Parker-Hannifin Corp. .......................................................     1,258,917
                                                                                           ------------

                       See Notes to Financial Statements
 8

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
            Information Technology Services (1.3%)
  59,950    Accenture Ltd. (Class A) (ADR) (Bermuda)*....................................  $  1,476,568
  11,900    International Business Machines Corp. .......................................     1,036,133
                                                                                           ------------
                                                                                              2,512,701
                                                                                           ------------
            Integrated Oil (6.1%)
  78,620    BP PLC (ADR) (United Kingdom)................................................     4,431,023
  31,050    ConocoPhillips...............................................................     2,445,808
  59,710    Exxon Mobil Corp. ...........................................................     2,764,573
  49,820    Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)...............     2,505,946
                                                                                           ------------
                                                                                             12,147,350
                                                                                           ------------
            Investment Banks/Brokers (2.2%)
  32,000    Lehman Brothers Holdings Inc. ...............................................     2,243,200
  43,180    Merrill Lynch & Co., Inc. ...................................................     2,146,910
                                                                                           ------------
                                                                                              4,390,110
                                                                                           ------------
            Life/Health Insurance (0.7%)
  38,530    MetLife, Inc. ...............................................................     1,374,365
                                                                                           ------------

            Major Banks (1.4%)
  21,650    Bank of America Corp. .......................................................     1,840,467
  17,760    PNC Financial Services Group.................................................       898,656
                                                                                           ------------
                                                                                              2,739,123
                                                                                           ------------
            Major Telecommunications (2.4%)
  33,370    SBC Communications, Inc. ....................................................       845,596
 105,960    Sprint Corp. (FON Group).....................................................     1,979,333
  51,120    Verizon Communications Inc. .................................................     1,970,165
                                                                                           ------------
                                                                                              4,795,094
                                                                                           ------------
            Managed Health Care (0.7%)
  23,000    CIGNA Corp. .................................................................     1,426,230
                                                                                           ------------

            Media Conglomerates (3.3%)
 120,420    Disney (Walt) Co. (The)......................................................     2,780,498
 225,170    Time Warner Inc.*............................................................     3,749,081
                                                                                           ------------
                                                                                              6,529,579
                                                                                           ------------
            Medical Specialties (1.1%)
  35,750    Bausch & Lomb, Inc. .........................................................     2,201,843
                                                                                           ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
            Motor Vehicles (1.5%)
 124,220    Honda Motor Co., Ltd. (ADR) (Japan)..........................................  $  3,014,819
                                                                                           ------------

            Multi-Line Insurance (1.1%)
  32,490    Hartford Financial Services Group, Inc. (The)................................     2,115,099
                                                                                           ------------

            Oil Refining/Marketing (0.7%)
  18,170    Valero Energy Corp. .........................................................     1,361,296
                                                                                           ------------

            Oilfield Services/Equipment (1.9%)
  59,800    Schlumberger Ltd. (Netherlands)..............................................     3,846,336
                                                                                           ------------

            Packaged Software (1.3%)
  41,000    Computer Associates International, Inc. .....................................     1,034,840
  53,590    Microsoft Corp. .............................................................     1,525,171
                                                                                           ------------
                                                                                              2,560,011
                                                                                           ------------
            Pharmaceuticals: Major (5.5%)
  12,600    AstraZeneca PLC (ADR) (United Kingdom).......................................       565,992
 197,120    Bristol-Myers Squibb Co. ....................................................     4,514,048
  24,260    Roche Holdings Ltd. (ADR) (Switzerland)......................................     2,400,770
 119,280    Schering-Plough Corp. .......................................................     2,321,189
  30,600    Wyeth........................................................................     1,083,240
                                                                                           ------------
                                                                                             10,885,239
                                                                                           ------------
            Precious Metals (0.7%)
  33,390    Newmont Mining Corp. ........................................................     1,351,293
                                                                                           ------------

            Property -- Casualty Insurers (2.4%)
  45,050    Chubb Corp. (The)............................................................     3,098,539
  45,878    St. Paul Travelers Companies, Inc. (The).....................................     1,700,697
                                                                                           ------------
                                                                                              4,799,236
                                                                                           ------------
            Railroads (1.9%)
  95,270    Norfolk Southern Corp. ......................................................     2,542,756
  23,090    Union Pacific Corp. .........................................................     1,300,891
                                                                                           ------------
                                                                                              3,843,647
                                                                                           ------------
            Restaurants (0.6%)
  39,880    McDonald's Corp. ............................................................     1,096,700
                                                                                           ------------

                       See Notes to Financial Statements
 10

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
            Semiconductors (0.6%)
  48,960    Intel Corp. .................................................................  $  1,193,645
                                                                                           ------------

            Tobacco (0.5%)
  19,910    Altria Group, Inc. ..........................................................       947,716
                                                                                           ------------

            Wireless Telecommunications (0.5%)
  74,810    AT&T Wireless Services, Inc.*................................................     1,080,256
                                                                                           ------------
            Total Common Stocks (Cost $105,259,586)......................................   128,181,528
                                                                                           ------------

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE
---------                                                               ------   --------
            Corporate Bonds (9.2%)
            Advertising/Marketing Services (0.1%)
$    155    WPP Finance (UK) Corp. - 144A** (United Kingdom)..........  5.875%   06/15/14        157,543
                                                                                            ------------

            Aerospace & Defense (0.2%)
      90    Raytheon Co. .............................................  4.85     01/15/11         90,258
     234    Systems 2001 Asset Trust - 144A**.........................  6.664    09/15/13        253,073
                                                                                            ------------
                                                                                                 343,331
                                                                                            ------------
            Air Freight/Couriers (0.0%)
      95    Fedex Corp. - 144A**......................................  2.65     04/01/07         92,715
                                                                                            ------------

            Airlines (0.2%)
     122    American West Airlines, (Series 01-1).....................  7.10     04/02/21        129,597
     268    Continental Airlines, Inc. (Series 974A)..................  6.90     01/02/18        253,836
      75    Southwest Airlines Co. (Series 01-1)......................  5.496    11/01/06         77,992
                                                                                            ------------
                                                                                                 461,425
                                                                                            ------------
            Beverages: Alcoholic (0.0%)
      95    Miller Brewing Co. - 144A**...............................  4.25     08/15/08         95,261
                                                                                            ------------

            Broadcasting (0.1%)
      95    Clear Channel Communications, Inc. .......................  7.65     09/15/10        107,575
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Cable/Satellite TV (0.2%)
$     40    Comcast Cable Communications Inc. ........................  6.75 %   01/30/11   $     43,628
      20    Comcast Corp. ............................................  5.30     01/15/14         19,548
     120    Comcast Corp. ............................................  6.50     01/15/15        126,498
      20    Comcast Corp. ............................................  7.625    02/15/08         21,994
      80    TCI Communications, Inc. .................................  7.875    02/15/26         91,628
                                                                                            ------------
                                                                                                 303,296
                                                                                            ------------
            Chemicals: Major Diversified (0.0%)
      70    ICI Wilmington Inc. ......................................  4.375    12/01/08         69,263
                                                                                            ------------

            Containers/Packaging (0.1%)
     145    Sealed Air Corp - 144A**..................................  5.625    07/15/13        144,692
                                                                                            ------------

            Department Stores (0.2%)
     115    Federated Department Stores, Inc. ........................  6.90     04/01/29        121,701
      25    Federated Department Stores, Inc. ........................  7.00     02/15/28         26,731
     260    May Department Stores Co., Inc. ..........................  6.70     09/15/28        262,580
      35    May Department Stores Co., Inc. ..........................  7.875    03/01/30         40,374
                                                                                            ------------
                                                                                                 451,386
                                                                                            ------------
            Drugstore Chains (0.2%)
     275    CVS Corp. ................................................  5.625    03/15/06        286,959
      25    CVS Corp. - 144A**........................................  6.204    10/10/25         25,044
                                                                                            ------------
                                                                                                 312,003
                                                                                            ------------
            Electric Utilities (0.8%)
      55    Appalachian Power Co. (Series H)..........................  5.95     05/15/33         52,102
     155    Arizona Public Service Co. ...............................  5.80     06/30/14        157,076
     130    Carolina Power & Light Co. ...............................  5.125    09/15/13        129,283
      75    Cincinnati Gas & Electric Co. ............................  5.70     09/15/12         77,447
      40    Cincinnati Gas & Electric Co. (Series A)..................  5.40     06/15/33         35,236
      40    Cincinnati Gas & Electric Co. (Series B)..................  5.375    06/15/33         35,104
      55    Columbus Southern Power Co. (Series D)....................  6.60     03/01/33         57,470
     110    Consolidated Natural Gas Co. .............................  6.25     11/01/11        117,906
      25    Consolidated Natural Gas Co. (Series A)...................  5.00     03/01/14         24,275
      70    Detroit Edison Co. .......................................  6.125    10/01/10         75,233
      90    Duke Energy Corp. ........................................  3.75     03/05/08         89,413
      85    Duke Energy Corp. ........................................  4.50     04/01/10         84,798
      55    Entergy Gulf States, Inc. ................................  3.60     06/01/08         53,650
      90    Exelon Corp. .............................................  6.75     05/01/11         98,529
      95    Ohio Power Co. (Series G).................................  6.60     02/15/33         98,879
     150    Pacific Gas & Electric Co. ...............................  6.05     03/01/34        144,989

                       See Notes to Financial Statements
 12

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$    100    Public Service Electric & Gas Co. (Series MTNB)...........  5.00 %   01/01/13   $     99,785
      35    South Carolina Electric & Gas Co. ........................  5.30     05/15/33         31,791
      20    Southern California Edison Co. ...........................  5.00     01/15/14         19,790
      65    Texas Eastern Transmission, L.P. .........................  7.00     07/15/32         70,626
      80    TXU Energy Co. ...........................................  7.00     03/15/13         88,018
      15    Wisconsin Electric Power Co. .............................  5.625    05/15/33         14,271
                                                                                            ------------
                                                                                               1,655,671
                                                                                            ------------
            Electrical Products (0.1%)
     125    Cooper Industries Inc. ...................................  5.25     07/01/07        130,799
                                                                                            ------------

            Environmental Services (0.1%)
      45    Waste Management, Inc. ...................................  5.00     03/15/14         43,546
     180    Waste Management, Inc. ...................................  6.875    05/15/09        198,799
                                                                                            ------------
                                                                                                 242,345
                                                                                            ------------
            Finance/Rental/Leasing (0.5%)
     100    CIT Group Inc. ...........................................  2.875    09/29/06         99,009
      50    CIT Group Inc. ...........................................  7.375    04/02/07         54,769
     210    Countrywide Home Loans, Inc. (Series MTN).................  3.25     05/21/08        203,542
      75    Ford Motor Credit Co. ....................................  7.25     10/25/11         78,987
      70    Ford Motor Credit Co. ....................................  7.375    10/28/09         75,184
     230    MBNA Corp. ...............................................  6.125    03/01/13        240,111
     160    SLM Corp. ................................................  5.00     10/01/13        156,200
                                                                                            ------------
                                                                                                 907,802
                                                                                            ------------
            Financial Conglomerates (1.3%)
     500    Associates Corp. of North America.........................  6.25     11/01/08        540,752
     180    Bank One Corp. (Series MTNA)..............................  6.00     02/17/09        192,030
     170    Chase Manhattan Corp. ....................................  6.00     02/15/09        181,532
     100    General Electric Capital Corp. ...........................  4.25     12/01/10         98,307
     255    General Electric Capital Corp. (Series MTNA)..............  6.75     03/15/32        279,339
      55    General Motors Acceptance Corp. ..........................  4.50     07/15/06         55,795
     410    General Motors Acceptance Corp. ..........................  6.875    09/15/11        421,481
     185    General Motors Acceptance Corp. ..........................  8.00     11/01/31        188,380
     425    Prudential Holdings, LLC (Series B) (FSA) - 144A**........  7.245    12/18/23        484,880
     100    Prudential Holdings, LLC (Series C) - 144A**..............  8.695    12/18/23        122,837
                                                                                            ------------
                                                                                               2,565,333
                                                                                            ------------
            Food Retail (0.1%)
      75    Albertson's, Inc. ........................................  7.50     02/15/11         85,049
     180    Kroger Co. ...............................................  6.80     04/01/11        197,941
                                                                                            ------------
                                                                                                 282,990
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Food: Major Diversified (0.2%)
$    210    Kraft Foods Inc. .........................................  5.625%   11/01/11   $    217,007
      85    Kraft Foods Inc. .........................................  6.25     06/01/12         90,873
                                                                                            ------------
                                                                                                 307,880
                                                                                            ------------
            Forest Products (0.2%)
      45    Weyerhaeuser Co. .........................................  6.00     08/01/06         47,379
     290    Weyerhaeuser Co. .........................................  6.75     03/15/12        317,541
                                                                                            ------------
                                                                                                 364,920
                                                                                            ------------
            Gas Distributors (0.1%)
     120    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)...  8.294    03/15/14        136,800
                                                                                            ------------

            Home Furnishings (0.0%)
      75    Mohawk Industries, Inc. ..................................  7.20     04/15/12         84,017
                                                                                            ------------

            Home Improvement Chains (0.0%)
      35    Lowe's Companies, Inc. ...................................  6.50     03/15/29         37,303
      15    Lowe's Companies, Inc. ...................................  6.875    02/15/28         16,660
                                                                                            ------------
                                                                                                  53,963
                                                                                            ------------
            Hotels/Resorts/Cruiselines (0.2%)
     120    Hyatt Equities LLC - 144A**...............................  6.875    06/15/07        127,935
     200    Marriott International, Inc. (Series E)...................  7.00     01/15/08        218,099
                                                                                            ------------
                                                                                                 346,034
                                                                                            ------------
            Industrial Conglomerates (0.2%)
     145    Honeywell International, Inc. ............................  6.125    11/01/11        156,647
     165    Hutchison Whampoa International Ltd. - 144A** (Virgin
              Islands)................................................  6.50     02/13/13        166,974
                                                                                            ------------
                                                                                                 323,621
                                                                                            ------------
            Information Technology Services (0.0%)
      55    Electronic Data Systems Corp. ............................  7.125    10/15/09         57,507
                                                                                            ------------

            Insurance Brokers/Services (0.2%)
     355    Farmers Exchange Capital - 144A**.........................  7.05     07/15/28        348,719
                                                                                            ------------

            Integrated Oil (0.1%)
     105    Amerada Hess Corp. .......................................  7.875    10/01/29        115,985
      95    Petro-Canada (Canada).....................................  5.35     07/15/33         82,373
                                                                                            ------------
                                                                                                 198,358
                                                                                            ------------

                       See Notes to Financial Statements
 14

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Investment Banks/Brokers (0.2%)
$     90    Goldman Sachs Group Inc. .................................  5.25 %   10/15/13   $     88,679
     115    Goldman Sachs Group Inc. .................................  6.60     01/15/12        125,231
     160    Goldman Sachs Group Inc. .................................  6.875    01/15/11        177,280
                                                                                            ------------
                                                                                                 391,190
                                                                                            ------------
            Major Banks (0.4%)
      50    Bank of New York (The)....................................  5.20     07/01/07         52,366
      10    Chase Manhattan Corp. ....................................  7.00     11/15/09         11,201
      70    Citicorp..................................................  6.75     08/15/05         73,034
     120    FleetBoston Financial Corp. ..............................  7.25     09/15/05        126,165
      85    Household Finance Corp. ..................................  4.125    12/15/08         84,537
     105    Household Finance Corp. ..................................  5.875    02/01/09        111,765
      45    Household Finance Corp. ..................................  6.375    10/15/11         48,573
     115    Household Finance Corp. ..................................  6.40     06/17/08        124,574
      65    Household Finance Corp. ..................................  6.75     05/15/11         71,703
                                                                                            ------------
                                                                                                 703,918
                                                                                            ------------
            Major Telecommunications (0.4%)
     170    Deutsche Telekom International Finance Corp. NV
              (Netherlands)...........................................  8.75     06/15/30        211,791
      70    France Telecom S.A. (France)..............................  9.50     03/01/31         89,383
      40    Sprint Capital Corp. .....................................  8.75     03/15/32         48,613
      85    Telecom Italia Capital SpA - 144A** (Luxembourg)..........  4.00     11/15/08         84,087
      85    Verizon Global Funding Corp. .............................  7.75     12/01/30         97,824
     275    Verizon New England Inc. .................................  6.50     09/15/11        296,844
                                                                                            ------------
                                                                                                 828,542
                                                                                            ------------
            Managed Health Care (0.3%)
     260    Aetna, Inc. ..............................................  7.875    03/01/11        302,468
      75    Anthem Insurance Companies, Inc. - 144A**.................  9.125    04/01/10         92,574
     100    Wellpoint Health Network, Inc. ...........................  6.375    06/15/06        105,691
                                                                                            ------------
                                                                                                 500,733
                                                                                            ------------
            Media Conglomerates (0.3%)
      60    AOL Time Warner Inc. .....................................  7.70     05/01/32         66,851
     140    News America Holdings, Inc. ..............................  7.28     06/30/28        153,584
      60    News America Holdings, Inc. ..............................  7.75     02/01/24         68,514
      20    News America Inc. ........................................  7.125    04/08/28         21,553
      65    Time Warner, Inc. ........................................  6.625    05/15/29         64,328
     140    Time Warner, Inc. ........................................  7.625    04/15/31        154,485
                                                                                            ------------
                                                                                                 529,315
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Motor Vehicles (0.4%)
$     40    DaimlerChrysler North American Holdings Co. ..............  7.20 %   09/01/09   $     43,996
     210    DaimlerChrysler North American Holdings Co. ..............  7.30     01/15/12        231,787
     105    DaimlerChrysler North American Holdings Co. ..............  8.50     01/18/31        123,634
      35    Ford Motor Co. ...........................................  6.625    10/01/28         30,707
     230    Ford Motor Co. ...........................................  7.45     07/16/31        219,367
     200    General Motors Corp. .....................................  8.10     06/15/24        204,527
                                                                                            ------------
                                                                                                 854,018
                                                                                            ------------
            Multi-Line Insurance (0.5%)
     355    AIG SunAmerica Global Finance VI - 144A**.................  6.30     05/10/11        385,496
     170    American General Finance Corp. (Series MTNH)..............  4.625    09/01/10        169,466
      20    American General Finance Corp. ...........................  4.625    05/15/09         20,197
      30    AXA Financial Inc. .......................................  6.50     04/01/08         32,775
      50    Hartford Financial Services Group, Inc. ..................  2.375    06/01/06         49,355
     180    Hartford Financial Services Group, Inc. ..................  7.90     06/15/10        210,034
      55    International Lease Finance Corp. ........................  3.75     08/01/07         55,006
     100    Nationwide Mutual Insurance Co. - 144A**..................  8.25     12/01/31        119,657
                                                                                            ------------
                                                                                               1,041,986
                                                                                            ------------
            Oil & Gas Production (0.5%)
      85    Kerr-McGee Corp. .........................................  6.875    09/15/11         92,471
      95    Nexen Inc. (Canada).......................................  5.05     11/20/13         92,243
     125    Pemex Project Funding Master Trust........................  7.375    12/15/14        131,250
     160    Pemex Project Funding Master Trust........................  8.00     11/15/11        176,400
     395    Pemex Project Funding Master Trust........................  8.625    02/01/22        427,587
                                                                                            ------------
                                                                                               1,002,324
                                                                                            ------------
            Oil & Gas Pipelines (0.0%)
      30    Panhandle Eastern Pipe Line Co. (Series B)................  2.75     03/15/07         28,943
                                                                                            ------------

            Other Metals/Minerals (0.1%)
     175    Inco Ltd. (Canada)........................................  7.20     09/15/32        186,805
      45    Inco Ltd. (Canada)........................................  7.75     05/15/12         51,446
                                                                                            ------------
                                                                                                 238,251
                                                                                            ------------
            Pharmaceuticals: Major (0.0%)
      35    Schering-Plough Corp. ....................................  5.30     12/01/13         35,058
                                                                                            ------------

            Property -- Casualty Insurers (0.1%)
     200    Mantis Reef Ltd. - 144A** (Australia).....................  4.692    11/14/08        198,657
                                                                                            ------------

                       See Notes to Financial Statements
 16

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Pulp & Paper (0.1%)
$    100    International Paper Co. ..................................  4.25 %   01/15/09   $     98,822
      95    Sappi Papier Holding AG - 144A** (Austria)................  6.75     06/15/12        102,170
                                                                                            ------------
                                                                                                 200,992
                                                                                            ------------
            Real Estate Development (0.2%)
     372    World Financial Properties - 144A**.......................  6.91     09/01/13        409,468
                                                                                            ------------

            Real Estate Investment Trusts (0.1%)
      10    EOP Operating L.P. .......................................  4.75     03/15/14          9,347
     130    EOP Operating L.P. .......................................  7.25     06/15/28        135,976
      60    Rouse Co. (The)...........................................  3.625    03/15/09         57,531
      25    Rouse Co. (The)...........................................  5.375    11/26/13         24,532
                                                                                            ------------
                                                                                                 227,386
                                                                                            ------------
            Savings Banks (0.1%)
      95    Washington Mutual Inc.....................................  5.50     01/15/13         96,503
      80    Washington Mutual Inc. ...................................  8.25     04/01/10         93,718
                                                                                            ------------
                                                                                                 190,221
                                                                                            ------------
            Tobacco (0.1%)
     120    Altria Group, Inc. .......................................  7.00     11/04/13        124,081
      90    Altria Group, Inc. .......................................  7.75     01/15/27         92,874
                                                                                            ------------
                                                                                                 216,955
                                                                                            ------------
            Wireless Telecommunications (0.0%)
      70    AT&T Wireless Services, Inc. .............................  8.75     03/01/31         87,386
                                                                                            ------------
            Total Corporate Bonds (Cost $17,533,367).....................................     18,148,219
                                                                                            ------------
            Foreign Government Obligations (0.1%)
     180    United Mexican States Corp. (Mexico)......................  8.30     08/15/31        194,850
      20    United Mexican States Corp. (Mexico)......................  8.00     09/24/22         21,450
                                                                                            ------------
            Total Foreign Government Obligations (Cost $229,406).........................        216,300
                                                                                            ------------
            U.S. Government and Agency Obligations (16.9%)
     540    Federal Home Loan Mortgage Corp. .........................  5.125    11/07/13        536,730
            Federal National Mortgage Assoc.
   3,150    ..........................................................  4.25     05/15/09      3,177,493
            U.S. Treasury Bond
   2,850    ..........................................................  5.50     08/15/28      2,927,708
   1,800    ..........................................................  6.125    08/15/29      2,007,915
   5,100    ..........................................................  7.625    02/15/25      6,626,216
   1,075    ..........................................................  8.125    08/15/19      1,424,460
   3,150    ..........................................................  8.125    08/15/21      4,216,817

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            U.S. Treasury Note
$  1,850    ..........................................................  3.875%   02/15/13   $  1,788,357
   5,800    ..........................................................  3.50     11/15/06      5,887,006
   2,900    ..........................................................  6.50     02/15/10      3,283,457
            U.S. Treasury Strip
   2,425    ..........................................................  0.00     02/15/25        776,951
   2,500    ..........................................................  0.00     02/15/25        804,185
                                                                                            ------------
            Total U.S. Government and Agency Obligations (Cost $33,350,691)..............     33,457,295
                                                                                            ------------
            Mortgage Backed Securities (3.0%)
            Federal Home Loan Mortgage Corp.
     388    ..........................................................  6.50     08/01/33        406,051
     172    ..........................................................  7.50     01/01/30 -
                                                                                 08/01/11        183,137
            Federal National Mortgage Assoc.
   1,647    ..........................................................  6.50     09/01/31 -
                                                                                 01/01/33      1,721,748
     873    ..........................................................  7.00     03/01/12 -
                                                                                 06/01/32        925,892
   1,452    ..........................................................  7.50     08/01/25 -
                                                                                 07/01/32      1,556,411
     619    ..........................................................  8.00     05/01/24 -
                                                                                 02/01/32        672,660
      34    ..........................................................  9.50     12/01/20         37,999
            Government National Mortgage Assoc
     172    ..........................................................  7.50     09/15/25 -
                                                                                 06/15/27        185,849
     216    ..........................................................  8.00     04/15/26 -
                                                                                 08/15/26        237,085
                                                                                            ------------
            Total Mortgage Backed Securities (Cost $5,779,715)...........................      5,926,832
                                                                                            ------------
            Asset-Backed Securities (0.5%)
     335    Chase Credit Card Master Trust 2001-4 A...................  5.50     11/17/08        350,529
     350    Citibank Credit Issuance Trust 2001-A1 A1.................  6.90     10/15/07        368,143
      13    Harley-Davidson Motorcycle Trust 2002-1...................  3.02     09/15/06         12,806
     150    MBNA Master Credit Card Trust.............................  5.90     08/15/11        161,492
     133    Nissan Auto Receivables Owner Trust 2001-C A4.............  4.80     02/15/07        133,968
      75    TXU Electric Delivery Transition Bond Company LLC 2004-1
              A2......................................................  4.81     11/15/12         75,565
                                                                                            ------------
            Total Asset-Backed Securities (Cost $1,068,660)..............................      1,102,503
                                                                                            ------------

                       See Notes to Financial Statements
 18

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Short-Term Investments (6.8%)
            U.S. Government Obligations (a) (0.1%)
            U.S. Treasury Bill
$    250    ***.......................................................  0.98 %   09/23/04   $    249,633
      25    ***.......................................................  1.645    01/13/05         24,812
                                                                                            ------------
            Total U.S. Government Obligations (Cost $274,445)............................        274,445
                                                                                            ------------
            Repurchase Agreement (6.7%)
  13,257    Joint repurchase agreement account (dated 07/30/04;
              proceeds $13,258,497) (b) (Cost $13,257,000)............  1.355    08/02/04     13,257,000
                                                                                            ------------
            Total Short-Term Investments (Cost $13,531,445)..............................     13,531,445
                                                                                            ------------

            Total Investments (Cost $176,752,870) (c) (d)......................   101.2%     200,564,122

            Liabilities in Excess of Other Assets..............................    (1.2)      (2,420,134)
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $198,143,988
                                                                                  =====     ============

---------------------

    ADR  American Depository Receipt.
    FSA  Financial Security Assurance.
     *   Non-income producing security.
    **   Resale is restricted to qualified institutional investors.
    ***  All or a portion of these securities have been segregated in connection with open futures contracts in the amount of
         $181,650.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in a amount equal to $15,026,365 in connection with open futures
         contracts.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $26,882,552 and the aggregate gross unrealized depreciation is $3,071,300, resulting in net unrealized appreciation of $23,811,252.

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED) continued

Futures Contracts Open at July 31, 2004:

NUMBER OF                   DESCRIPTION, DELIVERY           UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT         MONTH, AND YEAR              AMOUNT AT VALUE         DEPRECIATION
---------   ----------   ----------------------------   ------------------------   --------------
    99         Short     U.S. Treasury Bonds 20 year,         $(10,713,656)          $(444,440)
                                September 2004
    22         Short     U.S. Treasury Notes 10 year,           (2,435,813)            (63,815)
                                September 2004
    14         Short     U.S. Treasury Notes 5 year,            (1,533,000)            (23,445)
                                September 2004
     5         Long      U.S. Treasury Notes 2 year,             1,055,625              (1,264)
                                September 2004
                                                                                     ---------
                         Total unrealized depreciation..........................     $(532,964)
                                                                                     =========

                       See Notes to Financial Statements
 20

Morgan Stanley Balanced Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $176,752,870).......................................  $200,564,122
Receivable for:
    Interest................................................       996,786
    Investments sold........................................       402,559
    Dividends...............................................       144,486
    Shares of beneficial interest sold......................       109,813
Prepaid expenses and other assets...........................        57,718
                                                              ------------
    Total Assets............................................   202,275,484
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     3,520,404
    Distribution fee........................................       163,312
    Shares of beneficial interest redeemed..................       148,770
    Investment management fee...............................       101,004
    Variation margin........................................       145,047
Accrued expenses and other payables.........................        52,959
                                                              ------------
    Total Liabilities.......................................     4,131,496
                                                              ------------
    Net Assets..............................................  $198,143,988
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $192,340,965
Net unrealized appreciation.................................    23,278,288
Dividends in excess net investment income...................      (164,677)
Accumulated net realized loss...............................   (17,310,588)
                                                              ------------
    Net Assets..............................................  $198,143,988
                                                              ============
Class A Shares:
Net Assets..................................................    $6,804,060
Shares Outstanding (unlimited authorized, $.01 par value)...       530,169
    Net Asset Value Per Share...............................        $12.83
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $13.54
                                                              ============
Class B Shares:
Net Assets..................................................  $110,317,411
Shares Outstanding (unlimited authorized, $.01 par value)...     8,600,550
    Net Asset Value Per Share...............................        $12.83
                                                              ============
Class C Shares:
Net Assets..................................................   $80,086,545
Shares Outstanding (unlimited authorized, $.01 par value)...     6,240,388
    Net Asset Value Per Share...............................        $12.83
                                                              ============
Class D Shares:
Net Assets..................................................      $935,972
Shares Outstanding (unlimited authorized, $.01 par value)...        72,963
    Net Asset Value Per Share...............................        $12.83
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2004 (unaudited)

Net Investment Income:
Income
Interest....................................................  $ 1,491,948
Dividends (net of $40,615 foreign withholding tax)..........    1,235,394
                                                              -----------
    Total Income............................................    2,727,343
                                                              -----------
Expenses
Distribution fee (Class A shares)...........................        8,442
Distribution fee (Class B shares)...........................      568,392
Distribution fee (Class C shares)...........................      410,875
Investment management fee...................................      610,798
Transfer agent fees and expenses............................      134,529
Registration fees...........................................       52,579
Professional fees...........................................       44,166
Shareholder reports and notices.............................       27,768
Custodian fees..............................................       19,720
Trustees' fees and expenses.................................        1,341
Other.......................................................        9,507
                                                              -----------
    Total Expenses..........................................    1,888,117
                                                              -----------
    Net Investment Income...................................      839,226
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments.................................................    5,117,636
Futures contracts...........................................      233,034
                                                              -----------
    Net Realized Gain.......................................    5,350,670
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (7,256,240)
Futures contracts...........................................     (260,271)
                                                              -----------
    Net Depreciation........................................   (7,516,511)
                                                              -----------
    Net Loss................................................   (2,165,841)
                                                              -----------
Net Decrease................................................  $(1,326,615)
                                                              ===========

                       See Notes to Financial Statements
 22

Morgan Stanley Balanced Growth Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX         FOR THE YEAR
                                                                 MONTHS ENDED           ENDED
                                                                JULY 31, 2004      JANUARY 31, 2004
                                                              ------------------   ----------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $    839,226        $  1,531,154
Net realized gain...........................................        5,350,670          10,474,766
Net change in unrealized appreciation.......................       (7,516,511)         24,685,664
                                                                 ------------        ------------
    Net Increase (Decrease).................................       (1,326,615)         36,691,584
                                                                 ------------        ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................          (57,391)           (122,044)
Class B shares..............................................         (534,258)         (1,150,686)
Class C shares..............................................         (381,757)           (934,123)
Class D shares..............................................           (9,584)            (18,207)
                                                                 ------------        ------------
    Total Dividends.........................................         (982,990)         (2,225,060)
                                                                 ------------        ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................       (7,160,400)         10,998,503
                                                                 ------------        ------------
    Net Increase (Decrease).................................       (9,470,005)         45,465,027
Net Assets:
Beginning of period.........................................      207,613,993         162,148,966
                                                                 ------------        ------------
End of Period
(Including dividends in excess of net investment income of
$164,677 and $20,913, respectively).........................     $198,143,988        $207,613,993
                                                                 ============        ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Balanced Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million and 0.575% to the portion of daily net assets in excess of $500 million.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,387,949 at July 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $135,729 and $2,372, respectively and received $20,423 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2004 aggregated $48,185,254 and $55,314,069, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities in the amount of $6,045,086 and $303,270, respectively.

For the six months ended July 31, 2004, the Fund incurred brokerage commissions of $811 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $1,300.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                FOR THE YEAR
                                                             MONTHS ENDED                    ENDED
                                                             JULY 31, 2004             JANUARY 31, 2004
                                                       -------------------------   -------------------------
                                                              (unaudited)
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................      81,613   $  1,053,626      165,027   $  1,934,063
Reinvestment of dividends............................       3,729         47,917        8,744        101,664
Redeemed.............................................     (68,529)      (886,832)    (205,351)    (2,406,092)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class A....................      16,813        214,711      (31,580)      (370,365)
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................   1,127,706     14,629,100    3,818,304     44,864,647
Reinvestment of dividends............................      34,047        437,771       80,401        938,630
Redeemed.............................................  (1,424,899)   (18,398,247)  (2,459,190)   (28,680,508)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class B....................    (263,146)    (3,331,376)   1,439,515     17,122,769
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................     245,277      3,179,273      850,962     10,125,875
Reinvestment of dividends............................      26,102        335,753       71,167        827,488
Redeemed.............................................    (569,184)    (7,351,924)  (1,404,932)   (16,354,709)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class C...............................    (297,805)    (3,836,898)    (482,803)    (5,401,346)
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................      14,289        186,118      108,057      1,280,476
Reinvestment of dividends............................         642          8,253        1,369         16,182
Redeemed.............................................     (30,721)      (401,208)    (146,308)    (1,649,213)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class D...............................     (15,790)      (206,837)     (36,882)      (352,555)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) in Fund......................    (559,928)  $ (7,160,400)     888,250   $ 10,998.503
                                                       ==========   ============   ==========   ============

6. Federal Income Tax Status

The amount of dividends distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Balanced Growth Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004 (UNAUDITED) continued

As of January 31, 2004, the Fund had a net capital loss carryforward of $21,701,315 which will expire on January 31, 2011 to offset future capital gains to the extent provided by regulation.

As of January 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of premiums on debt securities.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in futures with respect to financial instruments and interest rate indexes ("futures contracts").

These future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks also may arise from the potential inability of the counterparties to meet the terms of their contracts.

8. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Balanced Growth Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE SIX                         FOR THE YEAR ENDED JANUARY 31
                                             MONTHS ENDED           ----------------------------------------------------------
                                             JULY 31, 2004           2004         2003         2002         2001         2000
                                             -------------          ------       ------       ------       ------       ------
                                              (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.......     $12.98              $10.73       $12.82       $13.29       $13.11       $15.01
                                                ------              ------       ------       ------       ------       ------

Income (loss) from investment operations:
    Net investment income++................       0.10                0.18         0.25         0.33         0.37         0.41
    Net realized and unrealized gain
    (loss).................................      (0.14)               2.30        (2.06)       (0.42)        0.87        (0.59)
                                                ------              ------       ------       ------       ------       ------

Total income (loss) from investment
 operations................................      (0.04)               2.48        (1.81)       (0.09)        1.24        (0.18)
                                                ------              ------       ------       ------       ------       ------

Less dividends and distributions from:
    Net investment income..................      (0.11)              (0.23)       (0.28)       (0.38)       (0.38)       (0.40)
    Net realized gain......................     --                    --           --           --          (0.68)       (1.32)
                                                ------              ------       ------       ------       ------       ------

Total dividends and distributions..........      (0.11)              (0.23)       (0.28)       (0.38)       (1.06)       (1.72)
                                                ------              ------       ------       ------       ------       ------

Net asset value, end of period.............     $12.83              $12.98       $10.73       $12.82       $13.29       $13.11
                                                ======              ======       ======       ======       ======       ======

Total Return+..............................      (0.30)%(1)          23.37%      (14.27)%      (0.53)%      10.65%       (1.35)%

Ratios to Average Net Assets(3):
Expenses...................................       1.13 %(2)           1.12%        1.10%        1.07%        1.03%        1.04%

Net investment income......................       1.54 %(2)           1.58%        2.14%        2.56%        2.95%        2.81%

Supplemental Data:
Net assets, end of period, in thousands....     $6,804              $6,663       $5,848       $6,259       $7,440       $6,308

Portfolio turnover rate....................         25 %(1)            117%         145%          67%          33%          48%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 30

Morgan Stanley Balanced Growth Fund
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                          FOR THE YEAR ENDED JANUARY 31
                                            MONTHS ENDED           ------------------------------------------------------------
                                            JULY 31, 2004            2004         2003         2002         2001         2000
                                            -------------          --------      -------      -------      -------      -------
                                             (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period......    $  12.97               $10.73       $12.81       $13.28       $13.09       $14.99
                                              --------               ------       ------       ------       ------       ------

Income (loss) from investment operations:
    Net investment income++...............        0.05                 0.10         0.16         0.23         0.27         0.30
    Net realized and unrealized gain
    (loss)................................       (0.13)                2.28        (2.05)       (0.42)        0.88        (0.60)
                                              --------               ------       ------       ------       ------       ------

Total income (loss) from investment
 operations...............................       (0.08)                2.38        (1.89)       (0.19)        1.15        (0.30)
                                              --------               ------       ------       ------       ------       ------

Less dividends and distributions from:
    Net investment income.................       (0.06)               (0.14)       (0.19)       (0.28)       (0.28)       (0.28)
    Net realized gain.....................      --                    --           --           --           (0.68)       (1.32)
                                              --------               ------       ------       ------       ------       ------

Total dividends and distributions.........       (0.06)               (0.14)       (0.19)       (0.28)       (0.96)       (1.60)
                                              --------               ------       ------       ------       ------       ------

Net asset value, end of period............    $  12.83               $12.97       $10.73       $12.81       $13.28       $13.09
                                              ========               ======       ======       ======       ======       ======

Total Return+.............................       (0.61)%(1)           22.37%      (14.86)%      (1.32)%       9.83%       (2.15)%

Ratios to Average Net Assets(3):
Expenses..................................        1.88 %(2)            1.88%        1.87%        1.83%        1.83%        1.80%

Net investment income.....................        0.79 %(2)            0.82%        1.37%        1.80%        2.15%        2.05%

Supplemental Data:
Net assets, end of period, in thousands...    $110,317             $114,960      $79,631      $92,009      $57,490      $87,554

Portfolio turnover rate...................          25 %(1)             117%         145%          67%          33%          48%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Balanced Growth Fund
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX                           FOR THE YEAR ENDED JANUARY 31
                                          MONTHS ENDED           --------------------------------------------------------------
                                          JULY 31, 2004           2004         2003          2002          2001          2000
                                          -------------          -------      -------      --------      --------      --------
                                           (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period....      $12.98              $10.73       $12.81        $13.28        $13.09        $14.99
                                              ------              ------       ------        ------        ------        ------

Income (loss) from investment
 operations:
    Net investment income++.............        0.05                0.10         0.16          0.23          0.27          0.30
    Net realized and unrealized gain
    (loss)..............................       (0.14)               2.29        (2.05)        (0.42)         0.88         (0.60)
                                              ------              ------       ------        ------        ------        ------

Total income (loss) from investment
 operations.............................       (0.09)               2.39        (1.89)        (0.19)         1.15         (0.30)
                                              ------              ------       ------        ------        ------        ------

Less dividends and distributions from:
    Net investment income...............       (0.06)              (0.14)       (0.19)        (0.28)        (0.28)        (0.28)
    Net realized gain...................      --                   --           --            --            (0.68)        (1.32)
                                              ------              ------       ------        ------        ------        ------

Total dividends and distributions.......       (0.06)              (0.14)       (0.19)        (0.28)        (0.96)        (1.60)
                                              ------              ------       ------        ------        ------        ------

Net asset value, end of period..........      $12.83              $12.98       $10.73        $12.81        $13.28        $13.09
                                              ======              ======       ======        ======        ======        ======

Total Return+...........................       (0.69)%(1)          22.43%      (14.88)%       (1.34)%        9.86%        (2.14)%

Ratios to Average Net Assets(3):
Expenses................................        1.88 %(2)           1.88%        1.87%         1.83%         1.80%         1.79%

Net investment income...................        0.79 %(2)           0.82%        1.37%         1.80%         2.18%         2.06%

Supplemental Data:
Net assets, end of period, in
 thousands..............................     $80,087             $84,840      $75,323      $106,002      $117,927      $163,953

Portfolio turnover rate.................          25 %(1)            117%         145%           67%           33%           48%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 32

Morgan Stanley Balanced Growth Fund
FINANCIAL HIGHLIGHTS continued

                                                   FOR THE SIX                       FOR THE YEAR ENDED JANUARY 31
                                                  MONTHS ENDED           ------------------------------------------------------
                                                  JULY 31, 2004           2004        2003        2002        2001        2000
                                                  -------------          ------      ------      ------      ------      ------
                                                   (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period............     $12.97              $10.73      $12.81      $13.28      $13.10      $15.01
                                                     ------              ------      ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income++.....................       0.12                0.22        0.27        0.37        0.39        0.44
    Net realized and unrealized gain (loss).....      (0.13)               2.28       (2.04)      (0.43)       0.88       (0.60)
                                                     ------              ------      ------      ------      ------      ------

Total income (loss) from investment
 operations.....................................      (0.01)               2.50       (1.77)      (0.06)       1.27       (0.16)
                                                     ------              ------      ------      ------      ------      ------

Less dividends and distributions from:
    Net investment income.......................      (0.13)              (0.26)      (0.31)      (0.41)      (0.41)      (0.43)
    Net realized gain...........................     --                    --          --          --         (0.68)      (1.32)
                                                     ------              ------      ------      ------      ------      ------

Total dividends and distributions...............      (0.13)              (0.26)      (0.31)      (0.41)      (1.09)      (1.75)
                                                     ------              ------      ------      ------      ------      ------

Net asset value, end of period..................     $12.83              $12.97      $10.73      $12.81      $13.28      $13.10
                                                     ======              ======      ======      ======      ======      ======

Total Return+...................................      (0.11)%(1)          23.56%     (13.99)%     (0.32)%     10.93%      (1.20)%

Ratios to Average Net Assets(3):
Expenses........................................       0.88 %(2)           0.88%       0.87%       0.83%       0.83%       0.80%

Net investment income...........................       1.79 %(2)           1.82%       2.37%       2.80%       3.15%       3.05%

Supplemental Data:
Net assets, end of period, in thousands.........       $936              $1,151      $1,347      $1,244      $2,702      $3,188

Portfolio turnover rate.........................         25 %(1)            117%        145%         67%         33%         48%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.
(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Balanced Growth Fund

Semiannual Report
July 31, 2004

[MORGAN STANLEY LOGO]

37896RPT-RA04-00541P-Y07/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004


                                       3